Customers in Countries Outside of U.S. Made up Greater Than 10% of Total Fleet Container Lease Billings (Detail) - Total Fleet Lease Rental Income	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
People's Republic of China
Capital Leased Assets [Line Items]
Percentage of lease rental income	14.40%	14.10%	15.90%
France
Capital Leased Assets [Line Items]
Percentage of lease rental income	14.40%	15.30%	12.20%
Korea
Capital Leased Assets [Line Items]
Percentage of lease rental income	6.80%	9.90%	11.60%
Switzerland
Capital Leased Assets [Line Items]
Percentage of lease rental income	15.10%	13.40%	11.50%
Taiwan
Capital Leased Assets [Line Items]
Percentage of lease rental income	13.90%	12.20%	11.10%
Singapore
Capital Leased Assets [Line Items]
Percentage of lease rental income	10.90%	8.70%	11.00%